Loans and Related Allowance for Loan and Lease Losses - Classes of the Loan Portfolio Summarized by Credit Quality (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Total loans	$ 586,329	$ 533,710	$ 470,584
Commercial And Industrial [Member]
Total loans	59,376	42,536	34,928
Real Estate Construction Porfolio Segment [Member]
Total loans	17,633	22,137	30,296
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Total loans	258,952	232,478	210,096
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Total loans	245,636	231,701	190,685
Consumer Portfolio Segment [Member]
Total loans	4,732	4,858	4,579
Pass [Member]
Total loans	570,824	512,697	448,759
Pass [Member] | Commercial And Industrial [Member]
Total loans	57,954	40,560	33,160
Pass [Member] | Real Estate Construction Porfolio Segment [Member]
Total loans	17,448	22,007	29,212
Pass [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Total loans	252,783	225,945	200,928
Pass [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Total loans	237,916	219,331	180,899
Pass [Member] | Consumer Portfolio Segment [Member]
Total loans	4,723	4,854	4,572
Special Mention [Member]
Total loans	4,163	5,297	4,987
Special Mention [Member] | Commercial And Industrial [Member]
Total loans	445	242
Special Mention [Member] | Real Estate Construction Porfolio Segment [Member]
Total loans	144		495
Special Mention [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Total loans	433	728	584
Special Mention [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Total loans	3,141	4,327	3,908
Substandard [Member]
Total loans	11,325	15,586	16,211
Substandard [Member] | Commercial And Industrial [Member]
Total loans	977	1,734	1,730
Substandard [Member] | Real Estate Construction Porfolio Segment [Member]
Total loans	24
Substandard [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Total loans	5,736	5,805	8,584
Substandard [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Total loans	4,579	8,043	5,878
Substandard [Member] | Consumer Portfolio Segment [Member]
Total loans	9	4	7
Doubtful [Member]
Total loans	17	130	627
Doubtful [Member] | Commercial And Industrial [Member]
Total loans			38
Doubtful [Member] | Real Estate Construction Porfolio Segment [Member]
Total loans	17	$ 130	$ 589
Doubtful [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Total loans
Doubtful [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Total loans